Derivative Financial Instruments and Risk Management Policies - Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Percentage of net debt plus commitments pegged to fixed interest rates for a period greater than one year	71.00%	50.80%
Percentage of net debt at floating rates or at fixed rates maturing in under one year	29.00%
Percentage of net debt at floating rates or at fixed rates maturing in under one year with collared interest rates over one year	80.00%	50.00%
Net financial results	€ 2,199
Percent decrease in net financial results	0.90%